Document and Entity Information	0 Months Ended
Jun. 30, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2014
Registrant Name	MFS INSTITUTIONAL TRUST
Central Index Key	0000867969
Amendment Flag	false
Document Creation Date	Oct. 27, 2014
Document Effective Date	Oct. 28, 2014
Prospectus Date	Oct. 28, 2014
MFS® Institutional International Equity Fund | MFS Institutional International Equity Fund
Risk/Return:
Trading Symbol	MIEIX
MFS® Institutional Large Cap Value Fund | MFS Institutional Large Cap Value Fund
Risk/Return:
Trading Symbol	ILVAX